Long-Term Investments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 31, 2023
Long-Term Investments [Line Items]
Investments consideration	$ 1,500,000		$ 1,770,800
Impairment charges	$ 546,000
Investment in Marsland [Member]
Long-Term Investments [Line Items]
Investments consideration							$ 300,000
Ownership percentage							30.00%
Investment in Quleduo [Member]
Long-Term Investments [Line Items]
Investments consideration		$ 1,500,000			$ 1,500,000		$ 1,500,000
Ownership percentage		25.00%			25.00%		25.00%
Investment in DaoMax [Member]
Long-Term Investments [Line Items]
Investments consideration			$ 546,000	$ 546,000		$ 546,000
Ownership percentage			7.60%	7.60%		7.60%